Related party transactions Net Expenses (Income) (Details) - USD ($) $ in Millions			3 Months Ended		6 Months Ended
		Jun. 19, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Management and administrative fees	[1]		$ 11.9	$ 8.8	$ 25.5	$ 22.2
Interest expense	[1]		42.5	37.6	94.5	66.2
Accretion of discount on deferred consideration					7.7	0.0
Derivative (gains) / losses	[1]		(18.3)	27.8	33.6	77.0
Bareboat charters	[1]		(122.0)	(107.9)	(240.5)	(192.2)
Gain on bargain purchase	[1]		(39.6)	0.0	(39.6)	0.0
Seadrill and Subsidiaries
Related Party Transaction [Line Items]
Management and administrative fees	[2],[3]		12.3	19.9	25.1	32.3
Rig operating costs	[4]		6.5	3.8	12.0	9.2
Insurance premiums	[5]		5.4	7.5	10.5	9.2
Interest expense	[6]		3.5	2.6	7.0	30.5
Commitment fee on Revolving credit facility	[7]		0.5	0.5	1.0	1.2
Accretion of discount on deferred consideration	[8]		3.2	0.0	7.7	0.0
Derivative (gains) / losses	[6]		(0.8)	20.8	7.1	39.8
Bareboat charters	[9]		(0.5)	(3.0)	(4.6)	(18.5)
Total net related party (income) / expenses			(11.8)	52.1	19.2	103.7
Nigerian Services Company
Related Party Transaction [Line Items]
Other revenues - Nigerian operations	[9]		(2.3)	0.0	(7.0)	0.0
West Polaris Acquisition
Related Party Transaction [Line Items]
Gain on bargain purchase		$ (39.6)	$ (39.6)	$ 0.0	$ (39.6)	$ 0.0

[1]	Includes transactions with related parties. Refer to Note 9 - Related Party Transactions.
[2]	Management and administrative service agreement – In connection with the IPO, the Company entered into a management and administrative services agreement with Seadrill Management Limited, a wholly owned subsidiary of Seadrill, pursuant to which Seadrill Management Limited provides to the Company certain management and administrative services. The services provided by Seadrill Management Limited are charged at cost plus management fee equal to 5% of Seadrill Management’s costs and expenses incurred in connection with providing these services. The agreement has an initial term for five years and can be terminated by providing 90 days written notice.
[3]	Technical and administrative service agreement – In connection with the IPO, the Company entered into certain advisory, technical and/or administrative services agreements with subsidiaries of Seadrill. The services provided by Seadrill’s subsidiaries are charged at cost plus service fee equal to 5% of Seadrill’s costs and expenses incurred in connection with providing these services.
[4]	Rig operating costs – relates to rig operating costs charged by the Angolan service company for the West Vencedor.
[5]	Insurance premiums – the Company’s drilling units are insured by a subsidiary of Seadrill and the insurance premiums incurred are recharged to the Company.
[6]	Interest expense and loss on derivatives - prior to entering the Rig Financing agreements these costs were allocated to the Company from Seadrill based on the Company’s debt as a percentage of Seadrill’s overall debt. Upon entering the Rig Financing Agreements with Seadrill, the costs and expenses have been incurred by the Company.
[7]	$100 million revolving credit facility – In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of 5 years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance. On March 1, 2014, the revolving credit facility was amended to reduce the maximum borrowing limit from $300 million to $100 million. During the six months ended June 30, 2015 the Company drew down nil on the revolving credit facility. As at June 30, 2015 the outstanding balance was nil.
[8]	Deferred consideration to related party - On the acquisition of the West Vela in 2014 the Company recognized a long term deferred consideration balance of $61.7 million and a long term contingent consideration balance of $49.5 million. On the acquisition of the West Polaris in 2015 the Company recognized a seller's credit balance of $44.6 million and a long term contingent consideration balance of $95.3 million. As of June 30, 2015 the short-term portion of these balances relating to the West Vela and West Polaris are $29.8 million and $31.6 million respectively, which are presented within other related party payables on the balance sheet. During the six months ended June 30, 2015, the Company recognized accretion on the unwind of the discount of the contingent liabilities of $7.7 million.
[9]	Other revenues - Nigeria - The Company earns revenues within our Nigerian service company from Seadrill for certain services, including the provision of onshore and offshore personnel, which the Company provided to Seadrill’s West Jupiter and West Saturn drilling rigs. For the six months ended June 30, 2015 the Company earned revenues from the Nigerian service company of $7.0 million. During the six months ended June 30, 2014 no comparative revenues were earned.